Short-term Borrowing	12 Months Ended
Dec. 31, 2010
Short-term Borrowing [Abstract]
Short-term Borrowing
9. Short-term Borrowing
As of December 31, 2008, short-term borrowings represented $21,947,100 short-term bank loans denominated in RMB, secured by deposits denominated in U.S. dollars amounting to $22,727,280. The loans carried an effective interest rate of 7.72% and 6.97% for the years ended December 31, 2008 and 2009, respectively. The borrowings were repaid in 2009.